Leases - Schedule of Costs Associated with Operating Lease Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 344	$ 325
Short-term lease expense	25	16
Variable lease expense	26	26
Total lease expense	$ 395	$ 367